Offerings - Offering: 1	Dec. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Maximum Aggregate Offering Price	$ 1
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee.